Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2019
GMO Benchmark-Free Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO BENCHMARK-FREE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Positive total return, not relative return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2019, the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the asset classes in which the Fund invests. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of particular asset classes and strategies in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, Opportunistic Income Fund, Emerging Country Debt Fund, Special Opportunities Fund, High Yield Fund, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. The Fund also may invest directly in securities (including underlying funds) and derivatives.

The Fund is permitted to invest (directly or through Implementation Fund or other underlying GMO Funds) in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying GMO Funds. GMO’s ability to shift investments within Implementation Fund and between Implementation Fund and the other underlying GMO Funds is not subject to any limits.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”

•   Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process and in making investment decisions for the Fund. GMO’s models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities. The economies of emerging counties often are more volatile than the economies of developed countries.

•   Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•   Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•   Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•   Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•   Leveraging Risk – The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

•   Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•   Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.19% (2Q2009) Lowest Quarter: -6.66% (3Q2015) Year-to-Date (as of 3/31/19): 5.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Benchmark-Free Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	1,357
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	339
5 Years	rr_ExpenseExampleNoRedemptionYear05	603
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,357
2009	rr_AnnualReturn2009	20.65%	[3]
2010	rr_AnnualReturn2010	4.91%	[3]
2011	rr_AnnualReturn2011	3.86%	[3]
2012	rr_AnnualReturn2012	10.01%	[3]
2013	rr_AnnualReturn2013	10.73%	[3]
2014	rr_AnnualReturn2014	1.21%	[3]
2015	rr_AnnualReturn2015	(4.28%)	[3]
2016	rr_AnnualReturn2016	3.40%	[3]
2017	rr_AnnualReturn2017	13.04%	[3]
2018	rr_AnnualReturn2018	(5.35%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%	[3]
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.66%)	[3]
1 Year	rr_AverageAnnualReturnYear01	(5.35%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.40%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	576
10 Years	rr_ExpenseExampleYear10	1,299
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	576
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,299
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Class MF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1],[4]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[4]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	576
10 Years	rr_ExpenseExampleYear10	1,299
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	576
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,299
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GMO Benchmark-Free Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	1,357
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	339
5 Years	rr_ExpenseExampleNoRedemptionYear05	603
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,357
GMO Benchmark-Free Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[5]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[5]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,492
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,492
GMO Benchmark-Free Allocation Fund | Return After Taxes on Distributions | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.46%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.46%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.75%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class III
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class IV
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class MF
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GMO Benchmark-Free Allocation Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes) | Class III
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.80%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes) | Class IV
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes) | Class MF
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012

[1]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares other than Class MF shares, as well as the supplemental support fee for class MF shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least June 30, 2020, the Fund's management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds").
[2]	Consists of approximately 0.16% in underlying fund fees and expenses, 0.01% interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.07% in dividend expenses on short sales incurred by underlying funds and 0.04% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund's net income but is not reflected as an offset to dividend expenses on short sales in the Fund's annual fund operating expenses table.
[3]	The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund's prior fee arrangement. Under the Fund's current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.
[4]	GMO has contractually agreed to reduce the rate of the supplemental support fees charged each month to the Fund's Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF's average daily net assets. This rate will be calculated before giving effect to any other reduction or waiver. This reduction will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.